Other assets - Schedule of Other Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment:
Property, plant and equipment:	£ 10,958	£ 10,076
Prepayments	1,631	1,478
Other assets	1,196	1,511
Total other assets	13,785	13,065
Premises
Property, plant and equipment:
Property, plant and equipment:	1,113	1,085
Equipment
Property, plant and equipment:
Property, plant and equipment:	895	877
Operating lease assets
Property, plant and equipment:
Property, plant and equipment:	8,213	7,265
Right-of-use assets (note 23)
Property, plant and equipment:
Property, plant and equipment:	£ 737	£ 849